Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	$ 55,887	$ 45,079	$ 39,838
Finished goods	21,955	14,895	14,577
Green coffee	77,481	49,192	29,962
Total inventories	$ 155,323	$ 109,166	$ 84,377